Gain on sale of claim	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Gain on sale of claim
12.	Gain on sale of claim

On November 14, 2012, Overseas Shipholding Group Inc. ("OSG") and certain of its subsidiaries made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"). The Partnership had three IMO II/III Chemical/Product tankers (M/T Alexandros II, M/T Aristotelis II and M/T Aris II) or (the “Vessels”), all built in 2008 by STX Offshore and Shipbuilding Co. Ltd. with long term bareboat charters to subsidiaries of OSG (“Original Charter Contracts” or “Rejected Charters”).
After discussions with OSG, the Partnership agreed to enter into new charter contracts (“New Charter Contracts”) with OSG on substantially the same terms as the Original Charter Contracts, but at a bareboat rate of $6.3 per day per vessel instead of $13.0 per day per vessel as per the Original Charter Contracts. The new charters were approved by the Bankruptcy Court on March 21, 2013 and were effective as of March 1, 2013. On the same date, the Bankruptcy Court also rejected the Original Charter Contracts as of March 1, 2013. Rejection of each charter constitutes a material breach of such charter. On May 24, 2013, the Partnership filed claims (the "Claims") against each of the charterers and their respective guarantors for damages resulting from the rejection of each of the Original Charter Contracts, including, among other things, the difference between the reduced amount of the New Charter Contracts and the amount due under each of the Rejected Charters. The total claim amount of the three claims stands at $54,096 (“Total Claim Amount”).

The Partnership unconditionally and irrevocably sold, transferred and assigned to Deutsche Bank 100% of its right, title, interest, claims and causes of action in and to arising in connection with all three of the claims that the vessel-owning subsidiaries have against OSG, via Assignment Agreements signed on June 25, 2013, thus releasing the Partnership of any payments or distributions of money or property in respect of the claim to be delivered or made to Deutsche Bank.  In connection with the Assignment Agreements, on July 2, 2013, Deutsche Bank filed with the Bankruptcy Court six separate Evidences of Transfer of Claim, each pertaining to the Partnership's vessel-owning subsidiaries' claims against each charterer party to the original three charter agreements and each respective guarantor thereof.

The total amount to be received by Deutsche Bank, the largest part of which has been already paid, is dependent on the actual claim amount allowed by the Bankruptcy Court. The Partnership may be required to refund a portion of the purchase price or may receive an additional payment from Deutsche Bank. Pursuant to the Assignment Agreements, the Partnership received on June 26, 2013 from Deutsche Bank an amount of $32,000 as part payment for the assignment of the three claims (compared to $39,219 that would be the amount paid to the Partnership based on the purchase price should the full claim amount of $54,096 be allowed by the Bankruptcy Court).  In addition, and pursuant to the Assignment Agreements, the Partnership in no event shall be required to refund more than $9,000 to Deutsche Bank except in the case of breach by the Partnership of its representations, warranties, covenants, agreements or indemnities set forth in the Assignment Agreements.
The Partnership has determined that it is not probable that the amount up to $9,000 will need to be paid back to Deutsche Bank and further believes that such amount cannot be reasonably estimated at this time. Accordingly, the Partnership has determined that the amount of $9,000 shall not be accrued by a charge to the unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013. Additionally, the Partnership believes that it is not appropriate at this time to recognize an amount up to $7,219 that could potentially be paid to the Partnership by Deutsche Bank should the Bankruptcy Court allow the claim for more than an aggregate amount of $44,138, as this amount is deemed to be a gain contingency and would only be recognized once the contingency is resolved. Consequently, the Partnership has recorded the amount of $32,000 in its unaudited condensed consolidated statement of comprehensive income as “Gain on sale of claim”.